Company financial information - Cash flows (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
		Nov. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Cash flows from operating activities
Cash generated from continuing operations				$ 1,179		$ 991		$ 1,185
Income tax paid				(64)		(97)		(95)
Operating cash flows from operating activities - continuing operations				698		480		632
Operating cash flows from discontinued operation	[1]			141		375		330
Net cash from operating activities				839		855		962
Cash flows from investing activities
Proceeds from disposal of investment				2,539
Investing cash flows used in continuing operations				(505)		(467)		(400)
Investing cash flows used in discontinued operation				(107)		(108)		(92)
Net cash from/(used in) investing activities				1,927		(575)		(492)
Cash flows from financing activities
Repayment of borrowings				(4,088)		(442)		(4,384)
Proceeds from share issuance								326
Dividends paid				(132)		(132)		(165)
Early redemption premium costs paid				165		7		91
Deferred debt issue costs paid				(14)		(5)		(38)
Financing cash flows from continuing operations				(2,662)		(524)		(576)
Financing cash flows from discontinued operation						3		(1)
Net cash (outflow)/inflow from financing activities				(2,662)		(521)		(577)
Net (decrease)/increase in cash and cash equivalents				84		(254)
Cash and cash equivalents at the beginning of the year				530		784		813
Cash and cash equivalents at the end of the year				$ 614		$ 530		$ 784
Ardagh Group S.A.
Cash flows from operating activities
Cash generated from continuing operations | €			€ (3)		€ (1)		€ (1)
Income tax paid | €					(1)
Increase in receivables | €							(10)
Decrease in payables | €			1		(6)
Net cash from operating activities | €			(2)		(8)		(11)
Cash flows from investing activities
Proceeds from disposal of investment | €			2,307
Repayment of loans from subsidiary undertakings | €			(1,601)		9
Contribution to subsidiary undertaking | €			(675)				(299)
Dividends received | €			89		110		150
Net cash from/(used in) investing activities | €			120		119		(149)
Cash flows from financing activities
Proceeds from share issuance | €							309
Dividends paid | €			(118)		(112)		(148)		€ (148)
Net cash (outflow)/inflow from financing activities | €			€ (118)		(112)		161
Net (decrease)/increase in cash and cash equivalents | €					(1)		1
Cash and cash equivalents at the beginning of the year | €					€ 1
Cash and cash equivalents at the end of the year | €							€ 1
Ardagh Group S.A. | Ardagh Packaging Group Limited
Cash flows from investing activities
Contribution to subsidiary undertaking | €		€ 675

[1]	(i) Operating cash flows for discontinued operation for the year ended December 31, 2019, include interest and income tax payments of $6 million and $15 million respectively (2018: $2 million and $8 million, 2017: $nil and $8 million).